Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
May 31, 2026
HOU-NPRT1-0726
1.802162.122
Common Stocks - 100.0%
	Shares	Value ($)
UNITED STATES - 100.0%
Consumer Discretionary - 38.1%
Household Durables - 10.2%
Blu Homes Inc (a)(c)(d)	11,990,913	3,717
Cavco Industries Inc (a)	11,740	6,298,745
DR Horton Inc	32,036	4,712,175
KB Home	61,540	3,006,844
Lennar Corp Class A	6,920	621,278
Meritage Homes Corp	91,600	5,975,984
PulteGroup Inc	126,135	14,906,635
Somnigroup International Inc (b)	165,880	11,745,963
Toll Brothers Inc	79,770	11,051,336
TopBuild Corp (a)	20,030	8,362,124
Whirlpool Corp (b)	19,270	836,703
		67,521,504
Specialty Retail - 27.9%
Bob's Discount Furniture Inc	49,300	670,480
Floor & Decor Holdings Inc Class A (a)	201,490	10,356,586
Home Depot Inc/The	281,280	89,205,140
Lowe's Cos Inc	362,015	77,601,535
RH (a)(b)	18,100	2,687,669
Wayfair Inc Class A (a)	900	65,034
Williams-Sonoma Inc	17,520	3,566,546
		184,152,990
TOTAL CONSUMER DISCRETIONARY		251,674,494
Industrials - 42.4%
Building Products - 21.7%
AAON Inc (b)	34,460	4,831,292
Armstrong World Industries Inc	56,670	8,948,193
Builders FirstSource Inc (a)	108,355	8,263,152
Carlisle Cos Inc	26,440	9,116,776
Carrier Global Corp	150,960	9,641,815
Johnson Controls International plc	303,201	40,647,127
Madison Air Solutions Corp Class A	30,600	1,330,182
Masterbrand Inc (a)	181,434	1,574,847
Modine Manufacturing Co (a)	23,390	6,523,705
Simpson Manufacturing Co Inc	61,240	11,619,678
Trane Technologies PLC	89,900	40,571,870
		143,068,637
Construction & Engineering - 20.3%
AECOM	89,260	6,191,966
API Group Corp (a)	113,510	4,653,910
Cardinal Infrastructure Group Inc Class A	21,800	1,131,202
Comfort Systems USA Inc	15,300	27,971,613
EMCOR Group Inc	20,840	17,230,929
Granite Construction Inc	50,970	6,974,735
IES Holdings Inc (a)	14,200	9,632,570
MasTec Inc (a)	6,400	2,421,568
Quanta Services Inc	62,389	44,404,123
Sterling Infrastructure Inc (a)	7,160	6,163,614
WillScot Holdings Corp (b)	299,490	7,705,878
		134,482,108
Trading Companies & Distributors - 0.4%
Herc Holdings Inc	19,500	2,593,499
TOTAL INDUSTRIALS		280,144,244
Materials - 11.1%
Chemicals - 0.3%
Sherwin-Williams Co/The	7,370	2,239,301
Construction Materials - 10.8%
CRH PLC	260,560	28,346,322
Eagle Materials Inc (b)	29,060	6,427,491
James Hardie Industries PLC depository receipt (a)	318,718	7,312,188
Martin Marietta Materials Inc	45,110	26,237,780
Vulcan Materials Co	9,206	2,604,562
		70,928,343
TOTAL MATERIALS		73,167,644
Real Estate - 8.4%
Real Estate Management & Development - 0.3%
Compass Inc Class A (a)	331,580	2,728,903
Residential REITs - 8.1%
Camden Property Trust	104,660	11,152,570
Equity Residential	53,690	3,514,010
Essex Property Trust Inc	21,090	5,749,978
Invitation Homes Inc	658,220	19,252,935
Sun Communities Inc	113,580	14,045,303
		53,714,796
TOTAL REAL ESTATE		56,443,699
TOTAL UNITED STATES		661,430,081
TOTAL COMMON STOCKS (Cost $340,354,558)		661,430,081

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	662,787	662,919
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	14,071,277	14,072,684
TOTAL MONEY MARKET FUNDS (Cost $14,735,603)			14,735,603

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $355,090,161)	676,165,684
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(14,830,723)
NET ASSETS - 100.0%	661,334,961

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/2020	20,738

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,334,127	39,066,095	41,737,303	23,855	-	-	662,919	662,787	0.0%
Fidelity Securities Lending Cash Central Fund	8,813,530	79,503,936	74,244,782	5,156	-	-	14,072,684	14,071,277	0.0%
Total	12,147,657	118,570,031	115,982,085	29,011	-	-	14,735,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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